ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Perimeter 81 Ltd [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
	Weighted Average Useful Life	Amount

Goodwill		$322.8
Core technology	8 Years	99.6
Customer relationship	2 Years	57.0
Net assets acquired		23.7
Total		$503.1

Cyberint Ltd [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
	Weighted Average Useful Life	Amount

Goodwill		$133.4
Core technology	7 Years	51.2
Customer relationship	1 Years	15.7
Net assumed liabilities		(11.7)
Total		$188.6

Veriti Security Ltd [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
	Weighted Average Useful Life	Amount

Goodwill		$58.5
Core technology	7 Years	19.8
Customer relationship	5 Years	12.4
Net assumed assets		1.8
Total		$92.5

Lakera Ai Ag [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
	Weighted Average Useful Life	Amount

Goodwill		$150.1
Core technology	7 Years	44.0
Customer relationship	1 Years	4.4
Trademark	1Years	0.3
Net assumed assets		3.0
Total		$201.8